Equity (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Composition of equity

A. Composition:

As at December 31, 2018		As at December 31, 2017
Authorized	Issued and paid	Authorized	Issued and paid

Number of Ordinary shares of Israeli Shekel 1 par value (in millions)	1,485	* 1,305	1,485	* 1,303

Number of Special State share of Israeli Shekel 1 par value	1	1	1	1

(*) For information regarding the amount of treasury shares, see Note 21.G.(1).

Reconciliation of the number of shares outstanding

The reconciliation of the number of shares outstanding at the beginning and at the end of the year is as follows:

Number of Outstanding Shares (in millions)

As at January 1, 2017	1,301
Issuance of shares	2
As at December 31, 2017	1,303
Issuance of shares	2
As at December 31, 2018	1,305

As at December 31, 2018, the number of shares reserved for issuance under the Company’s option plans was 18 million.

Share-based payments to employees, non-marketable options
  Non-marketable options

Grant date	Employees entitled	Number of instruments (thousands)	Issuance's details	Instrument terms	Vesting conditions	Expiration date

August 6, 2014	Officers and senior employees	3,993	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, to 450 ICL officers and senior employees in Israel and overseas.

Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company. In case of on the exercise date the closing price of an ordinary share is higher than twice the exercise price (the “Share Value Cap”), the number of the exercised shares will be reduced so that the product of the exercised shares actually issued to an offeree multiplied by the share closing price will equal to the product of the number of exercised options multiplied by the Share Value Cap.

					3 equal tranches: (1) One third on December 1, 2016 (2) One third on December 1, 2017 (3) One third on December 1, 2018	Two years from the vesting date.
December 11, 2014	Former CEO	367	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
May 12, 2015	Officers and senior employees	6,729	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, to 550 ICL officers and senior employees in Israel and overseas.	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	The first and second tranches is at the end of 36 months after the grant date for the third tranche is at the end of 48 months after the grant date.
June 29, 2015	Former CEO	530	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
	Former Chairman of BOD	404
June 30, 2016	Officers and senior employees	3,035	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, to 90 ICL officers and senior employees in Israel and overseas.			June 30, 2023
September 5, 2016	Former CEO	625	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
	Chairman of BOD	186
February 14, 2017	Former CEO	114	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.			February 14, 2024
June 20, 2017	Officers and senior employees	6,868	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan to 498 ICL officers and senior employees in Israel and overseas.			June 20, 2024
August 2, 2017	Chairman of BOD	165	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.

Note 21 – Equity (cont'd)

C. Share-based payments to employees (cont'd)

  Non-marketable options (cont'd)

Grant date	Employees entitled	Number of instruments (thousands)	Issuance's details	Instrument terms	Vesting conditions	Expiration date

March 6, 2018	Officers and senior employees	5,554

An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan (as amended) to 508 ICL officers and senior employees in Israel and overseas, ICL CEO and Chairman of the BOD.

			Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	March 6, 2025
May 14, 2018	CEO	385			May 14, 2025
August 20, 2018	Chairman of BOD	403			August 20, 2025

Share-based payments to employees, non-marketable options, grants parameters

The fair value of the options granted in 2014, as part of 2014 equity compensation plan, was estimated using the binomial model for pricing options. The grants in 2015, 2016, 2017 and 2018 under the 2014 Equity Compensation Plan were estimated using the Black & Scholes model for pricing options. The parameters used in applying the models are as follows:

2014 Plan
Granted 2014	Granted 2015	Granted 2016	Granted 2017	Granted 2018

Share price (in $)	8.2	7.0	3.9	4.5	4.4
CPI-linked exercise price (in $)	8.4	7.2	4.3	4.3	4.3
Expected volatility:
First tranche	29.40%	25.40%	30.51%	31.88%	28.86%
Second tranche	31.20%	25.40%	30.51%	31.88%	28.86%
Third tranche	40.80%	28.80%	30.51%	31.88%	28.86%
Expected life of options (in years):
First tranche	4.3	3.0	7.0	7.0	7.0
Second tranche	5.3	3.0	7.0	7.0	7.0
Third tranche	6.3	4.0	7.0	7.0	7.0
Risk-free interest rate:
First tranche	(0.17%)	(1.00%)	0.01%	0.37%	0.03%
Second tranche	0.05%	(1.00%)	0.01%	0.37%	0.03%
Third tranche	0.24%	(0.88%)	0.01%	0.37%	0.03%
Fair value (in $ millions)	8.4	9.0	4.0	11.3	8.8
Weighted average grant date fair value per option (in $)	1.9	1.2	1.1	1.6	1.4

Share-based payments to employees, non-marketable options, movement in the options

The movement in the options during 2018 and 2017 are as follows:

Number of options (in millions)
2014 Plan

Balance as at January 1, 2017	14

Movement in 2017:
Granted during the year	7
Forfeited during the year	(1)

Total options outstanding as at December 31, 2017	20

Movement in 2018:
Granted during the year	6
Expired during the year	(6)
Forfeited during the year	(1)
Exercised during the year	(1)

Total options outstanding as at December 31, 2018	18

Share-based payments to employees, non-marketable options, exercise price

The exercise prices for options outstanding at the beginning and end of each period are as follows:

December 31, 2018	December 31, 2017	December 31, 2016

Granted 2014 US Dollar	6.77	7.43	6.81
Granted 2015 US Dollar	6.92	7.59	6.95
Granted 2016 US Dollar	4.21	4.68	4.35
Granted 2017 US Dollar	3.89	4.35	-
Granted 2018 US Dollar	3.89	-	-

Share-based payments to employees, non-marketable options, number of options vested

The number of outstanding vested options at the end of each period and the weighted average exercise price for these options are as follows (*):

December 31, 2018	December 31, 2017	December 31, 2016

Number of options exercisable (In Millions)	11	12	10
Weighted average exercise price in Israeli Shekel	18.53	22.56	30.49
Weighted average exercise price in US Dollar	4.94	6.51	7.93

(*) The share price as of December 31, 2018 is NIS 21.20 and $5.66.

Share-based payments to employees, non-marketable options, range of exercise prices

The range of exercise prices for the options outstanding vested at the end of each period are as follows:

December 31, 2018	December 31, 2017	December 31, 2016

Range of exercise price in Israeli Shekel	14.26-25.93	15.01-26.3	16.59-40.78
Range of exercise price in US Dollar	3.81-6.92	4.33-7.59	4.31-10.61

Share-based payments to employees, non-marketable options, average remaining contractual life

The average remaining contractual life for the outstanding vested options at the end of each period are as follows:

December 31, 2018	December 31, 2017	December 31, 2016

Average remaining contractual life	3.90	2.60	2.40

Share-based payments to employees, restricted shares
  Restricted shares

Grant date	Employees entitled	Number of instruments (thousands)	Vesting conditions (*)	Instrument terms	Additional Information	Fair value at the grant date (Million)

August 6, 2014	Officers and senior employees	922	3 equal tranches: (1) One third on December 1, 2016 (2) One third on December 1, 2017 (3) One third on December 1, 2018	An issuance for no consideration, under the 2014 Equity Compensation Plan, to 450 ICL officers and senior employees in Israel and overseas.	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the date approval of the BOD and/or the date of the approval of the General Meeting where required).	8.4
December 11, 2014	Former CEO	86		An issuance for no consideration, under the 2014 Equity Compensation Plan.
February 26, 2015	ICL’s Directors (excluding ICL's CEO)	99	3 tranches: (1) 50% will vest August 28, 2015 (2) 25% will vest February 26, 2017 (3) 25% will vest February 26, 2018	An issuance for no consideration, under the 2014 Equity Compensation Plan, to 11 ICL Directors.		0.7
May 12, 2015	Officers and senior employees	1,194	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	An issuance for no consideration, under the 2014 Equity Compensation Plan, to 550 ICL officers and senior employees in Israel and overseas.		9.7
June 29, 2015	Former CEO	90		An issuance for no consideration, under the 2014 Equity Compensation Plan.
	Former Chairman of the BOD	68
December 23, 2015	ICL’s Directors (excluding ICL's CEO & Chairman of the BOD)	121	3 equal tranches: (1) One third on December 23, 2016 (2) One third on December 23, 2017 (3) One third on December 23, 2018	An issuance for no consideration, under the 2014 Equity Compensation Plan, to 8 ICL Directors.		0.5

(*) The vesting date is subject to the employee entitled continuing to be employed by the Company and the directors continuing to serve in their positions on the vesting date, unless they ceased to hold office due to certain circumstances set forth in sections 231-232a and 233(2) of the Israeli Companies Law.

Note 21 – Equity (cont'd)

C. Share-based payments to employees (cont'd)

  Restricted shares (cont’d)

Grant date	Employees entitled	Number of instruments (thousands)	Vesting conditions (*)	Instrument terms	Additional Information	Fair value at the grant date (Million)

June 30, 2016	Officers and senior employees	990	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	An issuance for no consideration, under the 2014 Equity Compensation Plan, to 90 ICL officers and senior employees in Israel and overseas.	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the date approval of the BOD and/or the date of the approval of the General Meeting where required).	4.8
September 5, 2016	Chairman of the BOD	55		An issuance for no consideration, under the 2014 Equity Compensation Plan.
	Former CEO	185
January 3, 2017	ICL’s Directors (excluding ICL's Chairman of the BOD)	146		An issuance for no consideration, under the 2014 Equity Compensation Plan, to 8 ICL Directors. The value includes a reduction of 5% from the value of the equity compensation, pursuant to the decision of the directors in March 2016, to reduce their annual compensation for 2016 and 2017.		0.6
February 14, 2017	Former CEO	38		An issuance for no consideration, under the 2014 Equity Compensation Plan.		0.2
June 20, 2017	Officers and Senior employees	2,211		An issuance for no consideration, under the 2014 Equity Compensation Plan, to 494 ICL officers and senior employees in Israel and overseas.		10
August 2, 2017	Chairman of BOD	53		An issuance for no consideration, under the 2014 Equity Compensation Plan.		0.3
January 10, 2018	ICL’s Directors (excluding ICL's CEO & Chairman of the BOD)	137		An issuance for no consideration, under the 2014 Equity Compensation Plan, to 7 ICL Directors.		0.6

(*) The vesting date is subject to the employee entitled continuing to be employed by the Company and the directors continuing to serve in their positions on the vesting date, unless they ceased to hold office due to certain circumstances set forth in sections 231-232a and 233(2) of the Israeli Companies Law.

Note 21 – Equity (cont'd)

C. Share-based payments to employees (cont'd)

  Restricted shares (cont’d)

Grant date	Employees entitled	Number of instruments (thousands)	Vesting conditions (*)	Instrument terms	Additional Information	Fair value at the grant date (Million)

March 6, 2018	Officers and senior employees	1,726	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	An issuance for no consideration, under the 2014 Equity Compensation Plan (as amended).	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the date approval of the BOD and/or the date of the approval of the General Meeting where required).	8
May 14, 2018	CEO	121				0.6
August 20, 2018	Chairman of BOD	47				0.2
	ICL’s Directors (excluding ICL's CEO & Chairman of the BOD)	88	Acceleration at January 2019.			0.4

(*) The vesting date is subject to the employee entitled continuing to be employed by the Company and the directors continuing to serve in their positions on the vesting date, unless they ceased to hold office due to certain circumstances set forth in sections 231-232a and 233(2) of the Israeli Companies Law.

Dividends distributed to the Company's Shareholders

D. Dividends distributed to the Company's Shareholders

Board of Directors decision date to distribute the dividend	Actual date of distribution of the dividend	Gross amount of the dividend distributed (in millions of $)	Net amount of the distribution (net of the subsidiary’s share) (in millions of $)	Amount of the dividend per share (in $)

March 15, 2016	April 18, 2016	67	67	0.05
May 17, 2016	June 22, 2016	35	35	0.03
August 9, 2016	September 27, 2016	60	60	0.05
November 22, 2016	January 4, 2017	60	60	0.05
February 14, 2017	April 4, 2017	57	57	0.04
May 9, 2017	June 20, 2017	34	32	0.03
August 2, 2017	September 13, 2017	32	32	0.02
November 7, 2017	December 20, 2017	57	56	0.04
February 13, 2018	March 14, 2018	70	69	0.05
May 10, 2018	June 20, 2018	52	51	0.04
July 31, 2018	September 4, 2018	56	56	0.04
October 31, 2018	December 19, 2018	66	65	0.05
February 5, 2019 (after the reporting date)*	March 13, 2019	62	61	0.05

(*) The record date is February 28, 2019 and the payment date is March 13, 2019.